Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on: [4]
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,2,3] ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return[5] ($)	Net Income[6] (US GAAP) ($ in millions)	Company Selected Performance Measure: Adjusted Earnings[6,7] ($ in millions)
2023	20,526,009	15,388,590	7,576,385	6,186,830	149.29	142.87	1,380	5,525
2022	18,107,426	32,983,046	7,470,032	11,806,990	157.98	136.53	2,354	5,545
2021	16,621,373	32,506,964	6,877,477	11,374,318	132.49	123.73	6,353	7,954
2020	15,434,255	14,071,365	6,596,156	6,197,565	96.46	90.52	5,191	5,623

Company Selected Measure Name	Adjusted Earnings
Named Executive Officers, Footnote	Michel A. Khalaf served as CEO for the full year of each year shown. The non-CEO Named Executive Officers (Non-CEO NEOs) included in 2020, 2021, and 2022 average compensation are John D. McCallion, Steven J. Goulart, Bill Pappas, and Ramy Tadros. The Non-CEO NEOs included in 2023 average compensation are John D. McCallion, Bill Pappas, Ramy Tadros, and Marlene Debel.
Peer Group Issuers, Footnote	The peer group is the S&P 500 Life & Health Insurance Index, which is shown in the performance graph in Part II, Item 5 of the Company’s 2023 Form 10-K.
PEO Total Compensation Amount	$ 20,526,009	$ 18,107,426	$ 16,621,373	$ 15,434,255
PEO Actually Paid Compensation Amount	$ 15,388,590	32,983,046	32,506,964	14,071,365
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) is calculated as prescribed by the SEC based on the compensation disclosed in the “Total” column of the Summary Compensation Table (SCT Total), with specified adjustments for equity-based compensation and pensions. To calculate CAP, the required amounts were deducted from and added to the SCT Total as shown in the table below.

		Deductions from SCT Total		Additions to SCT Total
		Equity Component	Pension Component	Equity Component[i]			Pension Componentii
Year	SCT Total ($)	Grant Date Fair Value of Equity Awards Granted in the Applicable Year ($)	Change in the Actuarial Present Value of Pension Benefits for the Applicable Year ($)	Fair Value of Current Year Equity Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Applicable Year ($)	Pension Service Costs ($)	CAP ($)
CEO
2023	20,526,009	12,882,913	1,088,180	10,009,668	(1,964,349)	283,937	504,418	15,388,590
2022	18,107,426	11,442,688	—	13,616,111	5,101,141	7,078,340	522,716	32,983,046
2021	16,621,373	9,893,593	449,706	12,172,019	5,816,816	7,807,098	432,957	32,506,964
2020	15,434,255	8,336,617	1,270,246	7,776,180	(173,972)	169,974	471,791	14,071,365
Non-CEO NEOs
2023	7,576,385	3,979,523	358,844	3,229,652	(550,592)	86,094	183,658	6,186,830
2022	7,470,032	3,630,483	347,697	4,320,054	1,697,713	2,076,407	220,964	11,806,990
2021	6,877,477	3,226,219	313,784	3,969,194	1,778,349	2,110,126	179,175	11,374,318
2020	6,596,156	2,803,523	245,374	2,644,371	(68,889)	(38,452)	113,276	6,197,565
[i]There were no equity awards that were granted and vested in the applicable year or awards that failed to meet vesting conditions in the applicable year.
iiThere was no cost for benefits during the applicable year that is attributed to services rendered in prior periods.
[3]The assumptions used in calculating the fair value of unvested equity awards as of December 31st of each year were consistent with those used to calculate the grant date fair value for the SCT Total, except that the expected level of achievement of any performance criteria applicable to outstanding Performance Shares was determined based on projections taking into account the expected level of achievement as of December 31st of the applicable year, the assumptions for the binomial lattice model used to value stock options were updated as of December 31st of each year, and the share price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier, in all cases). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to be different.

Non-PEO NEO Average Total Compensation Amount	$ 7,576,385	7,470,032	6,877,477	6,596,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,186,830	11,806,990	11,374,318	6,197,565
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) is calculated as prescribed by the SEC based on the compensation disclosed in the “Total” column of the Summary Compensation Table (SCT Total), with specified adjustments for equity-based compensation and pensions. To calculate CAP, the required amounts were deducted from and added to the SCT Total as shown in the table below.

		Deductions from SCT Total		Additions to SCT Total
		Equity Component	Pension Component	Equity Component[i]			Pension Componentii
Year	SCT Total ($)	Grant Date Fair Value of Equity Awards Granted in the Applicable Year ($)	Change in the Actuarial Present Value of Pension Benefits for the Applicable Year ($)	Fair Value of Current Year Equity Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards Unvested at End of Applicable Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Applicable Year ($)	Pension Service Costs ($)	CAP ($)
CEO
2023	20,526,009	12,882,913	1,088,180	10,009,668	(1,964,349)	283,937	504,418	15,388,590
2022	18,107,426	11,442,688	—	13,616,111	5,101,141	7,078,340	522,716	32,983,046
2021	16,621,373	9,893,593	449,706	12,172,019	5,816,816	7,807,098	432,957	32,506,964
2020	15,434,255	8,336,617	1,270,246	7,776,180	(173,972)	169,974	471,791	14,071,365
Non-CEO NEOs
2023	7,576,385	3,979,523	358,844	3,229,652	(550,592)	86,094	183,658	6,186,830
2022	7,470,032	3,630,483	347,697	4,320,054	1,697,713	2,076,407	220,964	11,806,990
2021	6,877,477	3,226,219	313,784	3,969,194	1,778,349	2,110,126	179,175	11,374,318
2020	6,596,156	2,803,523	245,374	2,644,371	(68,889)	(38,452)	113,276	6,197,565
[i]There were no equity awards that were granted and vested in the applicable year or awards that failed to meet vesting conditions in the applicable year.
iiThere was no cost for benefits during the applicable year that is attributed to services rendered in prior periods.
[3]The assumptions used in calculating the fair value of unvested equity awards as of December 31st of each year were consistent with those used to calculate the grant date fair value for the SCT Total, except that the expected level of achievement of any performance criteria applicable to outstanding Performance Shares was determined based on projections taking into account the expected level of achievement as of December 31st of the applicable year, the assumptions for the binomial lattice model used to value stock options were updated as of December 31st of each year, and the share price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier, in all cases). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to be different.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Company TSR:
Compensation Actually Paid vs. Net Income	CAP vs. Net Income:[i] [i]Net income is not used by management to evaluate business or executive performance or allocate resources.
Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Earnings:[i]
[i]Adjusted Earnings, which is our Company selected measure for “Pay versus Performance” purposes of this Proxy Statement, is used by management to evaluate performance and allocate resources. Adjusted Earnings is also the Company’s GAAP measure of segment performance. Adjusted Earnings is further adjusted for purposes of determining certain elements of compensation for our CEO and other Named Executive Officers.  Please refer to the Annual Incentive Awards and Stock-Based Long-Term Incentives sections of the Proxy Statement for more information.

Total Shareholder Return Vs Peer Group	Company TSR vs Peer Group TSR:
Tabular List, Table

Most Important Performance Measures
Adjusted Earnings[1]
Adjusted ROE[2]
TSR relative to TSR Peer Group[3]

Total Shareholder Return Amount	$ 149.29	157.98	132.49	96.46
Peer Group Total Shareholder Return Amount	142.87	136.53	123.73	90.52
Net Income (Loss)	$ 1,380,000,000	$ 2,354,000,000	$ 6,353,000,000	$ 5,191,000,000
Company Selected Measure Amount	5,525,000,000	5,545,000,000	7,954,000,000	5,623,000,000
PEO Name	Michel A. Khalaf
Additional 402(v) Disclosure	Represents our one-year, two-year, three-year and four-year TSR as compared to the one-year, two-year, three-year and four-year TSR of the S&P 500 Life & Health Index. In each case, TSR is measured starting from December 31, 2019.Amounts for 2020, 2021 and 2022 have not been restated to reflect the adoption of the LDTI accounting standard.
The following graphs show the relationships between CAP for our CEO and non-CEO NEOs versus select measures, as well as the relationship between Company TSR and Peer Group TSR.
Adjusted Earnings, as further adjusted as described in the Annual Incentive Awards section of the Proxy Statement, is the primary metric used for AVIP funding purposes and also a key component of the Adjusted ROE calculation. As such, it has a key relationship with actual compensation outcomes.
[2]Adjusted ROE compared to the three-year Business Plan goal reflects 50% of the performance goals for Performance Shares, which represents 70% of Named Executive Officers’ total LTI award value, as discussed in the Pay for Performance section of this Proxy Statement. As such, it has a key relationship with actual compensation outcomes.
3TSR relative to TSR Peer Group (a custom peer group of insurance companies that are competitors for capital, business and executive talent) reflects 50% of the performance goals for Performance Shares, which represents 70% of Named Executive Officers’ total LTI award value, as discussed in Pay for Performance section of this Proxy Statement. As such, it has a key relationship with actual compensation outcomes.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings
Non-GAAP Measure Description	Adjusted Earnings means adjusted earnings available to common shareholders. See Appendix B for definitions of these non-GAAP measures and reconciliations to the most directly comparable measures that are based on GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR relative to TSR Peer Group
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,088,180)	$ 0	$ (449,706)	$ (1,270,246)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,418	522,716	432,957	471,791
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,882,913)	(11,442,688)	(9,893,593)	(8,336,617)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,009,668	13,616,111	12,172,019	7,776,180
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,964,349)	5,101,141	5,816,816	(173,972)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,937	7,078,340	7,807,098	169,974
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(358,844)	(347,697)	(313,784)	(245,374)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,658	220,964	179,175	113,276
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,979,523)	(3,630,483)	(3,226,219)	(2,803,523)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,229,652	4,320,054	3,969,194	2,644,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,592)	1,697,713	1,778,349	(68,889)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 86,094	$ 2,076,407	$ 2,110,126	$ (38,452)